Pay vs Performance Disclosure Unit_pure in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following information provides detail on the relationship between executive compensation actually paid and certain financial performance metrics. For additional information on how the Company aligns executive compensation with Company performance, see “
Compensation Discussion and Analysis
”.

Pay Versus Performance

					Value of $100 Initial Investment Based On:

Year	Summary Compensation Table Total for CEO ($)	Compensation Actually Paid to CEO ($)(1)	Average Summary Compensation Table Total for Non-CEO Named Executive Officers ($)(2)	Average Compensation Actually Paid to Non-CEO Named Executive Officers ($)(3)	Total Shareholder Return ($)(4)	Peer Group Total Shareholder Return ($)(5)	Net Income (Loss) (in thousands) ($)	Adjusted EBITDAR (in thousands) ($)

2023	11,410,646	14,804,618	3,318,748	4,115,019	213.58	75.96	620,023	1,394,791

2022	10,369,721	7,120,582	3,431,198	2,454,683	184.16	58.28	639,377	1,390,509

2021	14,740,782	25,387,421	4,531,494	7,532,905	219.00	78.17	463,846	1,365,985

2020	2,973,606	8,720,802	1,331,123	2,975,201	143.35	89.66	(134,700)	609,894

(1)	Compensation actually paid to Mr. Smith for each of the fiscal years reported is calculated as follows:

	2023($)	2022($)	2021($)	2020($)

Total compensation reported in Summary Compensation Table	11,410,646	10,369,721	14,740,782	2,973,606

Less: Grant date fair value of equity awarded in current year(a)	6,666,287	6,430,512	8,940,265	213,746

Plus:

Fair value as of December 31 of awards granted during and outstanding at the end of the fiscal year	6,181,611	4,952,415	10,841,081	—

Change in fair value of outstanding awards granted in prior fiscal years(b)	1,307,514	(2,628,668)	6,743,562	6,085,478

Vesting date fair value of equity awards granted and vested during the fiscal year	225,011	217,516	213,759	213,746

Change in fair value of awards granted in prior fiscal years and vested during the covered fiscal year(c)	2,346,123	640,110	1,788,502	(338,282)

Earnings paid on unvested awards for dividends or other earnings	—	—	—	—

Less: Fair value as of December 31 of awards granted in prior fiscal years that did not meet vesting conditions	—	—	—	—

Compensation actually paid(d)	14,804,618	7,120,582	25,387,421	8,720,802

(a)	Includes time-based restricted shares and performance-based restricted shares, which do not vest during the fiscal year awarded, and career shares, which vest 100% when granted.
(b)
Change in fair value from December 31 of the covered fiscal year compared to December 31 of the prior fiscal year. Each performance share included as part of the calculation represents a contingent right to receive up to a maximum of two shares of common stock, subject to satisfaction of certain performance metrics. Amounts reported assume the performance metrics will be achieved at the target performance level, which is the most probable outcome as of the end of the fiscal year, unless otherwise noted. Interim values based on assumption of the most probable outcome may not ultimately reflect actual payouts.

(c)	Change in fair value from vesting date compared to December 31 of the prior fiscal year.
(d)	The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

(2)
Named Executive Officers included in the calculation for 2023 are Josh Hirsberg, Stephen Thompson, Theodore Bogich, Uri Clinton, and William S. Boyd, and for each of 2022, 2021 and 2020 are Messrs. Boyd, Hirsberg, Thompson, and Bogich.

(3)	Average compensation actually paid to non-CEO named executive officers (“NEOs”) reported on an average basis is calculated as follows:

	2023($)	2022($)	2021($)	2020($)

Total compensation reported in Summary Compensation Table	3,318,748	3,431,198	4,531,494	1,331,123

Less: Grant date fair value of equity awarded in current year (a)	1,724,816	1,751,000	2,350,193	110,058

Plus:

Fair value as of December 31 of awards granted during and outstanding at the end of the fiscal year	1,584,293	1,331,398	2,826,067	42,043

Change in fair value of outstanding awards granted in prior fiscal years (b)	362,981	(810,433)	2,023,149	1,676,692

Vesting date fair value of equity awards granted and vested during the fiscal year	86,706	94,075	94,086	91,872

Change in fair value of awards granted in prior fiscal years and vested during the covered fiscal year (c)	487,278	159,445	408,302	(56,471)

Earnings paid on unvested awards for dividends or other earnings	—	—	—	—

Less: Fair value as of December 31 of awards granted in prior fiscal years that did not meet vesting conditions	—	—	—	—

Compensation actually paid (d)	4,115,019	2,454,683	7,532,905	2,975,201

(a)
Includes time-based restricted shares and performance-based restricted shares, which do not vest during the fiscal year awarded, and career shares. As of December 31, 2023, Messrs. Thompson and Boyd were fully vested in each of their respective career shares, Messrs. Hirsberg and Bogich were 75% vested, and Mr. Clinton was entirely unvested in his career shares. See “
Compensation Discussion and Analysis—Career Shares Program
.”

(b)
Change in fair value from December 31 of the covered fiscal year compared to December 31 of the prior fiscal year. Each performance share included as part of the calculation represents a contingent right to receive up to a maximum of two shares of common stock, subject to satisfaction of certain performance metrics. Amounts reported assume the performance metrics will be achieved at the target performance level, which is the most probable outcome as of the end of the fiscal year, unless otherwise noted. Interim values based on assumption of the most probable outcome may not ultimately reflect actual payouts.

(c)	Change in fair value from vesting date compared to December 31 of the prior fiscal year.
(d)	The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

(4)	Assumes $100 was invested on December 31, 2019.
(5)	Represents the cumulative total return of the Dow Jones U.S. Gambling Index and assumes $100 was invested on December 31, 2019.

Company Selected Measure Name	Adjusted EBITDAR
Named Executive Officers, Footnote	Named Executive Officers included in the calculation for 2023 are Josh Hirsberg, Stephen Thompson, Theodore Bogich, Uri Clinton, and William S. Boyd, and for each of 2022, 2021 and 2020 are Messrs. Boyd, Hirsberg, Thompson, and Bogich.
Peer Group Issuers, Footnote	Represents the cumulative total return of the Dow Jones U.S. Gambling Index and assumes $100 was invested on December 31, 2019.
PEO Total Compensation Amount	$ 11,410,646	$ 10,369,721	$ 14,740,782	$ 2,973,606
PEO Actually Paid Compensation Amount	$ 14,804,618	7,120,582	25,387,421	8,720,802
Adjustment To PEO Compensation, Footnote

	2023($)	2022($)	2021($)	2020($)

Total compensation reported in Summary Compensation Table	11,410,646	10,369,721	14,740,782	2,973,606

Less: Grant date fair value of equity awarded in current year(a)	6,666,287	6,430,512	8,940,265	213,746

Plus:

Fair value as of December 31 of awards granted during and outstanding at the end of the fiscal year	6,181,611	4,952,415	10,841,081	—

Change in fair value of outstanding awards granted in prior fiscal years(b)	1,307,514	(2,628,668)	6,743,562	6,085,478

Vesting date fair value of equity awards granted and vested during the fiscal year	225,011	217,516	213,759	213,746

Change in fair value of awards granted in prior fiscal years and vested during the covered fiscal year(c)	2,346,123	640,110	1,788,502	(338,282)

Earnings paid on unvested awards for dividends or other earnings	—	—	—	—

Less: Fair value as of December 31 of awards granted in prior fiscal years that did not meet vesting conditions	—	—	—	—

Compensation actually paid(d)	14,804,618	7,120,582	25,387,421	8,720,802

(a)	Includes time-based restricted shares and performance-based restricted shares, which do not vest during the fiscal year awarded, and career shares, which vest 100% when granted.
(b)
Change in fair value from December 31 of the covered fiscal year compared to December 31 of the prior fiscal year. Each performance share included as part of the calculation represents a contingent right to receive up to a maximum of two shares of common stock, subject to satisfaction of certain performance metrics. Amounts reported assume the performance metrics will be achieved at the target performance level, which is the most probable outcome as of the end of the fiscal year, unless otherwise noted. Interim values based on assumption of the most probable outcome may not ultimately reflect actual payouts.

(c)	Change in fair value from vesting date compared to December 31 of the prior fiscal year.
(d)	The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Non-PEO NEO Average Total Compensation Amount	$ 3,318,748	3,431,198	4,531,494	1,331,123
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,115,019	2,454,683	7,532,905	2,975,201
Adjustment to Non-PEO NEO Compensation Footnote

	2023($)	2022($)	2021($)	2020($)

Total compensation reported in Summary Compensation Table	3,318,748	3,431,198	4,531,494	1,331,123

Less: Grant date fair value of equity awarded in current year (a)	1,724,816	1,751,000	2,350,193	110,058

Plus:

Fair value as of December 31 of awards granted during and outstanding at the end of the fiscal year	1,584,293	1,331,398	2,826,067	42,043

Change in fair value of outstanding awards granted in prior fiscal years (b)	362,981	(810,433)	2,023,149	1,676,692

Vesting date fair value of equity awards granted and vested during the fiscal year	86,706	94,075	94,086	91,872

Change in fair value of awards granted in prior fiscal years and vested during the covered fiscal year (c)	487,278	159,445	408,302	(56,471)

Earnings paid on unvested awards for dividends or other earnings	—	—	—	—

Less: Fair value as of December 31 of awards granted in prior fiscal years that did not meet vesting conditions	—	—	—	—

Compensation actually paid (d)	4,115,019	2,454,683	7,532,905	2,975,201

(a)
Includes time-based restricted shares and performance-based restricted shares, which do not vest during the fiscal year awarded, and career shares. As of December 31, 2023, Messrs. Thompson and Boyd were fully vested in each of their respective career shares, Messrs. Hirsberg and Bogich were 75% vested, and Mr. Clinton was entirely unvested in his career shares. See “
Compensation Discussion and Analysis—Career Shares Program
.”

(b)
Change in fair value from December 31 of the covered fiscal year compared to December 31 of the prior fiscal year. Each performance share included as part of the calculation represents a contingent right to receive up to a maximum of two shares of common stock, subject to satisfaction of certain performance metrics. Amounts reported assume the performance metrics will be achieved at the target performance level, which is the most probable outcome as of the end of the fiscal year, unless otherwise noted. Interim values based on assumption of the most probable outcome may not ultimately reflect actual payouts.

(c)	Change in fair value from vesting date compared to December 31 of the prior fiscal year.
(d)	The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative Total Shareholder Return (“TSR”)
As described in “
Compensation Discussion and Analysis
”, equity awards comprise approximately 58% of our CEO’s compensation awarded during the fiscal year. These awards consist of performance-based restricted shares, time-based restricted shares, and career shares. Generally, time-based restricted shares and performance-based restricted shares do not vest during the year awarded. Subject to certain exceptions as noted above, the degree to which career shares may be distributed at retirement depends on the satisfaction of certain age and service criteria. The following graph demonstrates the relationship between compensation actually paid and cumulative TSR considering the Company’s emphasis on long-term equity awards.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income
The following table demonstrates the relationship between compensation actually paid and net income, which is not a performance metric used in our overall compensation program but is related to Adjusted EBITDAR, which is included in our compensation program. See “
—
Compensation Actually Paid and Adjusted EBITDAR
”.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Adjusted EBITDAR
We believe Adjusted EBITDAR is the most important indicator of our financial performance, which is indicated by the relative significance it bears in achievement of short- and long-term incentives. See “
—
Compensation Discussion and Analysis
”. The graph below demonstrates the relationship between compensation actually paid and Adjusted EBITDAR.

Tabular List, Table
Financial Performance Measures
We structure our pay principles to balance achievement of short- and long-term goals with a focus on Company performance, as described in “
Compensation Discussion and Analysis
”. We view the following financial performance measures as the most important financial performance measures in determining compensation actually paid to our CEO and other NEOs for the most recently completed fiscal year:

•	Adjusted EBITDAR;

•	Adjusted EBITDAR Growth; and

•	Net Revenue Growth.

Total Shareholder Return Amount	$ 213.58	184.16	219	143.35
Peer Group Total Shareholder Return Amount	75.96	58.28	78.17	89.66
Net Income (Loss)	$ 620,023,000	$ 639,377,000	$ 463,846,000	$ (134,700,000)
Company Selected Measure Amount	1,394,791	1,390,509	1,365,985	609,894
PEO Name	Mr. Smith
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDAR
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDAR Growth
Measure:: 3
Pay vs Performance Disclosure
Name	Net Revenue Growth
PEO | Grant date fair value of equity awarded in current year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 6,666,287	$ 6,430,512	$ 8,940,265	$ 213,746
PEO | Fair value as of December 31 of awards granted during and outstanding at the end of the fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,181,611	4,952,415	10,841,081	0
PEO | Change in fair value of outstanding awards granted in prior fiscal years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,307,514	(2,628,668)	6,743,562	6,085,478
PEO | Vesting date fair value of equity awards granted and vested during the fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	225,011	217,516	213,759	213,746
PEO | Change in fair value of awards granted in prior fiscal years and vested during the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,346,123	640,110	1,788,502	(338,282)
PEO | Earnings paid on unvested awards for dividends or other earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Fair value as of December 31 of awards granted in prior fiscal years that did not meet vesting conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Grant date fair value of equity awarded in current year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,724,816	1,751,000	2,350,193	110,058
Non-PEO NEO | Fair value as of December 31 of awards granted during and outstanding at the end of the fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,584,293	1,331,398	2,826,067	42,043
Non-PEO NEO | Change in fair value of outstanding awards granted in prior fiscal years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	362,981	(810,433)	2,023,149	1,676,692
Non-PEO NEO | Vesting date fair value of equity awards granted and vested during the fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	86,706	94,075	94,086	91,872
Non-PEO NEO | Change in fair value of awards granted in prior fiscal years and vested during the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	487,278	159,445	408,302	(56,471)
Non-PEO NEO | Earnings paid on unvested awards for dividends or other earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Fair value as of December 31 of awards granted in prior fiscal years that did not meet vesting conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0